Assets	12 Months Ended
Dec. 31, 2023
Peak Bio, Inc. [Member]
Assets

3. Assets

Prepaid and other current assets

Prepaid and other current assets consist of the following:

	December 31,
	2023	2022
Prepaid expenses	$1,917,266	$2,317,925
Other receivables	75,192	244,976
Prepaid and other current assets	$1,992,458	$2,562,901

Property and Equipment

Property and equipment consist of the following:

	December 31,
	2023	2022
Lab equipment	$682,209	$682,209
Leasehold improvements	41,578	41,578
Computer and office equipment	25,380	120,774
Computer software	3,725	3,725
Gross property and equipment	$752,892	$848,286
Less: accumulated depreciation	(599,784)	(471,638)
Net property and equipment	$153,108	$376,648

Depreciation expense was $144,045 and $151,873 for the years ended December 31, 2023 and 2022, respectively.